Advances to Suppliers, Net - Schedule of Advances to Suppliers, Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Advances to Suppliers, Net [Abstract]
Advances for products and services	$ 1,274,256	$ 1,246,130
Less: allowance for expected credit losses	(427,484)	(254,612)
Advances to suppliers, net	$ 846,772	$ 991,518